Accumulated Other Comprehensive Income/(loss)	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Accumulated Other Comprehensive Income/(loss)
Accumulated Other Comprehensive Income/(loss)
A breakdown of the accumulated other comprehensive income/(loss) is as follows:

(in US$ millions)	Post-retirement benefit obligation	Foreign currency translation reserve	Accumulated Other Comprehensive Income
Balance at Allocation of partnership capital to unitholders	(1.4)	—	(1.4)
Other comprehensive income	(0.1)	(4.5)	(4.6)
Balance at December 31, 2014	(1.5)	(4.5)	(6.0)
Other comprehensive income	0.4	(5.2)	(4.8)
Balance at December 31, 2015	(1.1)	(9.7)	(10.8)
With the exception of the post-retirement benefit obligation, all other items are not subject to tax (related tax expense for the year ended December 31, 2015 and 2014 amounts to $0.6 million and $0.1 million respectively).